HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                           HV-7969 – State of Iowa Retirement Investors Club 403(b)

Supplement dated December 20, 2016 to your Prospectus

1.                                    FUND NAME CORRECTION

The Oakmark Equity and Income Fund – Class I Shares

Effective immediately the name of the above fund is corrected to read “Oakmark Equity and Income Fund”.

All references in your Prospectus to The Oakmark Equity and Income Fund is hereby deleted and replaced with Oakmark Equity and Income Fund.

2.                                    SHARE CLASS CHANGE

Oakmark Equity and Income Fund – Class I Shares

Effective November 30, 2016, Class I shares of the Oakmark Equity and Income Fund was re-designated Investor Class Shares.

As a result of the change, all references to Class I shares for the Oakmark Equity and Income Fund in your Prospectus are deleted and re-designated as Investor Class Shares.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.